LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED JUNE 10, 2010

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 26, 2010 OF

LEGG MASON WESTERN ASSET GLOBAL INFLATION MANAGEMENT FUND

The following replaces corresponding information in the Statement of Additional Information under the section entitled “Portfolio Managers” and the sub-sections thereunder entitled “Other Accounts Managed by Portfolio Managers” and “Portfolio Manager Securities Ownership”:

Portfolio Managers

The following table sets forth certain additional information with respect to the portfolio managers of the fund. Unless noted otherwise, all information is provided as of April 30, 2010.

Other Accounts Managed by Portfolio Managers

The table below identifies, for each portfolio manager, the number of accounts (other than the fund with respect to which information is provided) for which he has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category, the number of accounts and total assets in the accounts where fees are based on performance are also indicated.

Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
S. Kenneth Leech	107 registered investment companies with approximately $178.5 billion in total assets under management (none of which charge a performance fee)	230 other pooled investment vehicles with approximately $110.7 billion in total assets under management (of which 6 other pooled investment vehicles with approximately $1.1 billion in total assets under management charge a performance fee)	806 other accounts with approximately $185.4 billion in total assets under management (of which 88 other accounts with approximately $24.6 billion in total assets under management charge a performance fee)

Stephen A. Walsh	107 registered investment companies with approximately $178.5 billion in total assets under management (none of which charge a performance fee)	230 other pooled investment vehicles with approximately $110.7 billion in total assets under management (of which 6 other pooled investment vehicles with approximately $1.1 billion in total assets under management charge a performance fee)	806 other accounts with approximately $185.4 billion in total assets under management (of which 88 other accounts with approximately $24.6 billion in total assets under management charge a performance fee)

Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Andres Sanchez Balcazar	6 registered investment companies with approximately $1.8 billion in total assets under management (none of which charge a performance fee)	17 other pooled investment vehicles with approximately $1.1 billion in total assets under management (none of which charge a performance fee)	15 other accounts with approximately $4.2 billion in total assets under management (of which 4 other accounts with approximately $1.5 billion in total assets under management charge a performance fee)

Peter H. Stutz	5 registered investment companies with approximately $1.8 billion in total assets under management (none of which charge a performance fee)	1 other pooled investment vehicles with approximately $3.9 million in total assets under management (none of which charge a performance fee)	14 other accounts with approximately $2.7 billion in total assets under management (of which 2 other accounts with approximately $0.5 billion in total assets under management charge a performance fee)

Paul E. Wynn	5 registered investment companies with approximately $1.8 billion in total assets under management (none of which charge a performance fee)	1 other pooled investment vehicles with approximately $0.3 billion in total assets under management (none of which charge a performance fee)	15 other accounts with approximately $5.2 billion in total assets under management (of which 2 other accounts with approximately $0.6 billion in total assets under management charge a performance fee)

Portfolio Manager Securities Ownership

Portfolio Manager Securities Ownership

The table below identifies ownership of portfolio securities by each portfolio manager as of April 30, 2010.

Portfolio Manager	Dollar Range of Ownership of Securities
S. Kenneth Leech	None
Stephen A. Walsh	None
Andres Sanchez Balcazar	None
Peter H. Stutz	None
Paul E. Wynn	None

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